Income Taxes (Details) - Schedule of reconciles the statutory rate to the Company’s effective tax rate	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Reconciles The Statutory Rate To The Company SEffective Tax Rate Abstract
China Statutory income tax rate	25.00%	25.00%	25.00%
Temporary difference	21.04%
Permanent difference	1.03%	0.71%	(2.15%)
Effect of different tax jurisdiction	8.81%
Effect of favorable tax rates on small-scale and low-profit entities		(0.79%)	(8.03%)
Effective tax rate	55.88%	24.92%	14.82%